Expense Example {- Equity-Income Portfolio} - 02.28 VIP Equity-Income Portfolio Investor PRO-10 - Equity-Income Portfolio - VIP Equity-Income Portfolio-Investor VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 60
3 years	189
5 years	329
10 years	$ 738